ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (DETAILS 2)	0 Months Ended	12 Months Ended
	Jul. 09, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Parent USD ($)
Costs and expenses:
Selling, general and administrative expenses		(177,475,000)	(218,110,000)	(176,271,000)	(15,263,000)	(5,611,000)	(24,903,000)	$ (28,487,000)	$ (2,450,000)
Net change in fair value	1,535,865	11,989,000	25,716,000		1,536,000			1,924,000	247,000
Total costs and expenses		(806,853,000)	(948,580,000)	(694,813,000)	(13,727,000)	(5,611,000)	(24,903,000)	(129,509,000)	(2,203,000)
Loss from operations		(58,720,000)	(344,021,000)	(163,984,000)	(13,727,000)	(5,611,000)	(24,903,000)	(9,425,000)	(2,203,000)
Interest income		2,324,000	5,845,000	6,685,000	61,000	212,000	597,000	373,000	10,000
Foreign currency exchange loss		(19,000)	(5,713,000)	(12,161,000)	(48,000)	(1,981,000)	(3,350,000)	(3,000)	(8,000)
Loss before share of subsidiaries' and associates' (loss) income		(49,918,000)	(341,803,000)	(160,110,000)	(13,714,000)	(7,380,000)	(27,656,000)	(8,012,000)	(2,201,000)
Share of associates' (loss) income		2,547,000	2,496,000	(605,000)	(39,797,000)	(329,135,000)	(134,582,000)	409,000	(6,387,000)
Net income (loss)		(50,084,000)	(340,410,000)	(163,700,000)	(53,511,000)	(336,515,000)	(162,238,000)	(8,038,000)	(8,588,000)
Accretion of convertible redeemable preferred shares				(1,213,000)			(1,213,000)
Net income (loss) attributable to ordinary shareholders		(53,511,000)	(336,515,000)	(163,451,000)	(53,511,000)	(336,515,000)	(163,451,000)	$ (8,588,000)	$ (8,588,000)